RESTRUCTURING CHARGES	12 Months Ended
Dec. 31, 2021
Restructuring Charges [Abstract]
RESTRUCTURING CHARGES	RESTRUCTURING CHARGES In August 2018, Altisource initiated Project Catalyst, a project intended to optimize its operations and reduce costs to better align its cost structure with its anticipated revenues and improve its operating margins (finalized in 2020). During the year ended December 31, 2020 Altisource incurred $12.0 million of severance costs, professional services fees, facility consolidation costs, technology costs and business wind down costs related to the plan (no comparative amount for the year ended December 31, 2021).